11 EARNINGS (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Basic net income (loss) per share:
Net income (loss) applicable to common shares	$ (2,788,112)	$ (814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Basic net income (loss) per share of common stock	$ (0.21)	$ (0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$ (2,788,112)	$ (814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants	$ 0	$ 0
Weighted average common shares, assuming dilutive effect of stock options	13,068,597	11,101,198
Diluted net income (loss) per share of common stock	$ (0.21)	$ (0.07)